Right-of-use assets, net and lease liability - Consolidated Profit and Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets, net and lease liability
Depreciation expense of right of use assets	$ 47,263	$ 41,590	$ 41,597
Interest expense on lease liabilities	$ 22,897	$ 23,261	$ 28,847